NET SALES (Tables)	12 Months Ended
Dec. 31, 2022
NET SALES
Schedule of reconciliation from gross sales to net sales revenue

	December 31,	December 31,	December 31,
	2022	2021	2020
Gross sales	59,550,424	48,479,827	35,663,758
Sales deductions
Returns and cancellations	(91,291)	(69,764)	(68,367)
Discounts and rebates	(7,459,520)	(5,717,412)	(3,830,267)
	51,999,613	42,692,651	31,765,124
Taxes on sales	(2,168,667)	(1,727,220)	(1,304,847)
Net sales	49,830,946	40,965,431	30,460,277